ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 3,800,756	$ 3,606,301
Customer deposits	4,964,622	3,847,119
Accrued penalty interest for overdue consideration payable (Note 18(c))	9,368,145	3,375,000
Accrued expenses	6,642,338	6,166,161
Other current liabilities	1,435,398	1,819,969
Accrued expenses and other current liabilities	$ 26,211,259	$ 18,814,550